Subsequent Events	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE
11
. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On January 18, 2021, the Company established two subsidiaries, Tailwind Merger Sub I, Inc., a wholly-owned subsidiary of the Company incorporated in Delaware (“Merger Sub 1”) and Tailwind Merger Sub II, LLC, a wholly -owned subsidiary of the Company also incorporated in Delaware (“Merger Sub 2”).
As described in Note 6, the Company entered into an Agreement and Plan of Merger on January 12, 2021 with Talkspace.